Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

Note 10Inventories

	As of	As of
	December 31,	December 31,
Type of inventory	2022	2021
	ThUS$	ThUS$
Raw material	27,035	12,508
Production supplies	68,426	41,114
Products-in-progress	590,946	527,118
Finished product	1,097,874	603,036
Total	1,784,281	1,183,776

As of December 31, 2022 and 2021, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 513,209 and as of December 31, 2021 was ThUS$ 458,913 (including products in progress). As of December 31, 2022, bulk inventories recognized within work in progress were ThUS$ 122,284, while as of December 31, 2021 this value amounted to ThUS$ 111,316.

As of December 31, 2022, bulk inventories recognized within finished goods were ThUS$ 198,796 (as of December 31, 2021, this value amounted to ThUS$ 99,551).

As of December 31, 2022 and 2021, recognized inventory allowances, amounted to ThUS$ 104,057 and ThUS$ 75,892, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, moisture, etc.). (See Note 3.15).

For raw materials, supplies, materials and parts, the lower value provision was associated to the proportion of defective materials and potential differences.

The breakdown of inventory allowances is detailed as follows:

	As of	As of
	December 31,	December 31,
Type of inventory	2022	2021
	ThUS$	ThUS$
Raw material and supplies for production	4,186	1,865
Products-in-progress	83,499	59,858
Finished product	16,372	14,169
Total	104,057	75,892

The Company has not pledged inventory as collateral for the periods indicated above.

As of December 31, 2022, and 2021, movements in provisions are detailed as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
Reconciliation	2022	2021	2020
	ThUS$	ThUS$	ThUS$
Beginning balance	75,892	80,930	88,174
Increase in Lower Value (1)	29,693	(3,650)	(5,404)
Additional Provision Differences of Inventory (2)	(161)	330	(704)
Increase / Decrease eventual differences and others (3)	—	—	1,244
Provision Used	(1,367)	(1,718)	(2,380)
Total changes	28,165	(5,038)	(7,244)
Final balance	104,057	75,892	80,930

(1)	There are three types of Lower Value Provisions: (a) Economic Realizable Lower Value, (b) Potential Inventory with Uncertain Future Use and (c) Reprocessing Costs of Off-Specification Products.

(2)	Provisions for Inventory Differences generated when physical differences are detected when taking inventory, which exceed the tolerance levels for this process.

(3)	This algorithm corresponds to the provision of diverse percentages based on the complexity in the measurement and rotation of stock, as well as standard differences based on previous results, as is the case with provisions relating to Commercial Offices.